Summary of Classes of Share Capital - Common Shares (Details) - CAD ($) shares in Millions, $ in Millions	3 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Disclosure of classes of share capital [line items]
Balance at beginning of period	$ 99,818
Balance at end of period	$ 101,977
Common shares [member] | Issued capital [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares	1,823.9	1,816.1
Balance at beginning of period	$ 23,066	$ 22,487
Proceeds from shares issued on exercise of stock options, Number of shares	1.2	0.9
Proceeds from shares issued on exercise of stock options, Amount	$ 76	$ 46
Shares issued as a result of dividend reinvestment plan, Number of shares	1.2	1.5
Shares issued as a result of dividend reinvestment plan	$ 122	$ 112
Purchase of shares for cancellation and other, Number of Shares	(7.5)
Purchase of shares for cancellation and other, Amount	$ (94)
Ending balance, Number of shares	1,818.8	1,818.5
Balance at end of period	$ 23,170	$ 22,645